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Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                          May 5, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

     Re:  Metropolitan Life Separate Account UL
          File No. 033-91226 - (Group VUL)
          Rule 497(j) Certification

Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 13 for the Account filed electronically with the Commission on April 26, 2006.

     If you have any questions, please contact me at (617) 578-2710.

                                                  Sincerely,

                                                  /s/ Gina C. Sandonato
                                                  -----------------------------
                                                  Gina C. Sandonato